INVESTMENTS (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Current	R$ 13,465	R$ 12,949
Cash and cash equivalents	1,441	825
Non-current	40,206	39,097
Total assets	53,671	52,046
Liabilities
Current	11,203	10,688
Non-current	20,684	21,896
Equity	21,784	19,462
Total liabilities and equity	53,671	52,046
Statement of income
Net sales revenue	34,463	33,646	R$ 25,228
Cost of sales	(27,651)	(26,923)	(19,845)
Gross income (loss)	6,812	6,723	5,383
General and administrative expenses	(789)	(572)	(583)
Finance income	1,500	844	2,445
Finance expenses	(3,066)	(3,096)	(3,350)
Net income (loss) for the year	4,094	3,753	2,865
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	4,555	3,952	2,858
Equity valuation adjustments	(1,874)	(2,208)	(2,431)
Taesa [Member]
Assets
Current	2,261	2,135	2,360
Cash and cash equivalents	760	385	896
Non-current	13,198	13,761	11,745
Total assets	15,459	15,896	14,105
Liabilities
Current	817	1,417	841
Loans	1,957	16	121
Non-current	8,045	7,794	7,238
Loans	372	614	923
Equity	6,597	6,685	6,026
Total liabilities and equity	15,459	15,896	14,105
Statement of income
Net sales revenue	1,621	3,472	3,561
Cost of sales	(176)	(649)	(1,048)
Depreciation and amortization	(9)	(9)	(7)
Gross income (loss)	1,445	2,823	2,513
General and administrative expenses	(197)	(169)	(153)
Finance income	652	34	39
Finance expenses	(1,700)	(844)	(514)
Operational income (loss)	200	1,844	1,885
Share of (loss) profit, net, of subsidiaries and joint ventures	925	781	834
Income tax and social contribution tax	324	(411)	(456)
Net income (loss) for the year	1,449	2,214	2,263
Comprehensive income (loss) for the year
Net income (loss) for the year	1,449	(2,214)
Comprehensive income (loss) for the year	1,449	2,251	2,263
Equity valuation adjustments		37
Lightger [Member]
Assets
Current	63	35	103
Cash and cash equivalents	60	29	80
Non-current	109	120	129
Total assets	172	155	232
Liabilities
Current	11	11	72
Loans	9	9	9
Non-current	38	46	54
Loans	38	46	54
Equity	123	98	106
Total liabilities and equity	172	155	232
Statement of income
Net sales revenue	62	54	52
Cost of sales	(17)	(26)	(9)
Depreciation and amortization	(12)	(11)	(11)
Gross income (loss)	45	28	43
General and administrative expenses	(2)	(1)	(1)
Finance income	6	2	2
Finance expenses	(4)	(11)	(16)
Operational income (loss)	45	18	28
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(4)	(3)	(2)
Net income (loss) for the year	41	15	26
Comprehensive income (loss) for the year
Net income (loss) for the year	41	15
Comprehensive income (loss) for the year	41	15	26
Equity valuation adjustments
Hidreletrica cachoeirao [member]
Assets
Current	15	29	30
Cash and cash equivalents	11	25	26
Non-current	91	93	80
Total assets	106	122	110
Liabilities
Current	1	1	2
Loans
Non-current	1	1
Loans
Equity	104	120	108
Total liabilities and equity	106	122	110
Statement of income
Net sales revenue	43	37	34
Cost of sales	(12)	(8)	(15)
Depreciation and amortization	(3)	(3)	(3)
Gross income (loss)	31	29	19
General and administrative expenses
Finance income	4	2	1
Finance expenses
Operational income (loss)	35	31	20
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(3)	(2)	(1)
Net income (loss) for the year	32	29	19
Comprehensive income (loss) for the year
Net income (loss) for the year	32	29
Comprehensive income (loss) for the year	32	29	19
Equity valuation adjustments
Hidreletrica pipoca [member]
Assets
Current	20	18	21
Cash and cash equivalents	14	12	8
Non-current	98	101	89
Total assets	118	119	110
Liabilities
Current	8	10	17
Loans	7	7	7
Non-current	7	14	20
Loans	7	13	20
Equity	103	95	73
Total liabilities and equity	118	119	110
Statement of income
Net sales revenue	45	39	33
Cost of sales	(10)	(11)	(6)
Depreciation and amortization		(3)	(3)
Gross income (loss)	35	28	27
General and administrative expenses	(1)	(2)	(1)
Finance income	3
Finance expenses	(1)	(2)
Operational income (loss)	36	24	24
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(3)	(1)	(2)
Net income (loss) for the year	33	23	22
Comprehensive income (loss) for the year
Net income (loss) for the year	33
Comprehensive income (loss) for the year	33	23	22
Finance expenses			(2)
Retiro Baixo [Member]
Assets
Current	63	111	87
Cash and cash equivalents	49	99	74
Non-current	338	322	331
Total assets	401	433	418
Liabilities
Current	25	38	30
Loans	14	14	14
Non-current	45	49	63
Loans	28	41	55
Equity	331	346	325
Total liabilities and equity	401	433	418
Statement of income
Net sales revenue	77	70	73
Cost of sales	(4)	(25)	(29)
Depreciation and amortization	(9)	(9)	(11)
Gross income (loss)	73	45	44
General and administrative expenses	(3)	(3)	(4)
Finance income	10	4	2
Finance expenses	(5)	(5)
Operational income (loss)	75	41	36
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(26)	(13)	(3)
Net income (loss) for the year	49	28	33
Comprehensive income (loss) for the year
Net income (loss) for the year	49
Comprehensive income (loss) for the year	49	28	33
Finance expenses			(6)
Alianca norte (belo monte plant) [member]
Assets
Current
Cash and cash equivalents
Non-current	1,092	1,150	1,189
Total assets	1,092	1,150	1,189
Liabilities
Current
Loans
Non-current	8	2
Loans
Equity	1,084	1,148	1,189
Total liabilities and equity	1,092	1,150	1,189
Statement of income
Net sales revenue
Cost of sales
Depreciation and amortization
Gross income (loss)
General and administrative expenses	(65)	(2)	(1)
Finance income
Finance expenses
Operational income (loss)	(65)	(2)	(1)
Share of (loss) profit, net, of subsidiaries and joint ventures		(39)	(77)
Income tax and social contribution tax
Net income (loss) for the year	(65)	(41)	(78)
Comprehensive income (loss) for the year
Net income (loss) for the year	(65)
Comprehensive income (loss) for the year	(65)	(41)	(78)
Finance expenses
Guanhaes Energia [Member]
Assets
Current	132	15	13
Cash and cash equivalents	3	5	6
Non-current	376	392	405
Total assets	508	407	418
Liabilities
Current	38	41	27
Loans	12	12	12
Non-current	97	111	123
Loans	80	93	106
Equity	373	255	268
Total liabilities and equity	508	407	418
Statement of income
Net sales revenue	57	52	49
Cost of sales	(45)	(55)	(36)
Depreciation and amortization	(16)	(18)	(17)
Gross income (loss)	12	(3)	13
General and administrative expenses
Finance income	90
Finance expenses	(11)	(8)
Operational income (loss)	91	(11)	3
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(32)	(2)	(2)
Net income (loss) for the year	59	(13)	1
Comprehensive income (loss) for the year
Net income (loss) for the year	59
Comprehensive income (loss) for the year	59	(13)	1
Finance expenses			(10)
Amazonia Energia [Member]
Assets
Current
Cash and cash equivalents
Non-current	1,191	1,254	1,296
Total assets	1,191	1,254	1,296
Liabilities
Current	2	2
Loans
Non-current
Loans
Equity	1,189	1,252	1,296
Total liabilities and equity	1,191	1,254	1,296
Statement of income
Net sales revenue
Cost of sales		(2)
Depreciation and amortization
Gross income (loss)		(2)
General and administrative expenses
Finance income
Finance expenses
Operational income (loss)		(2)
Share of (loss) profit, net, of subsidiaries and joint ventures	(63)	(42)	(84)
Income tax and social contribution tax
Net income (loss) for the year	(63)	(44)	(84)
Comprehensive income (loss) for the year
Net income (loss) for the year	(63)
Comprehensive income (loss) for the year	(63)	(44)	(84)
Finance expenses
Madeira energia (santo antonio plant) [member]
Assets
Current	1,819	928	945
Cash and cash equivalents	924	180	263
Non-current	20,953	23,286	21,370
Total assets	22,772	24,214	22,315
Liabilities
Current	2,571	2,309	1,150
Loans	655	116	108
Non-current	19,972	20,413	18,906
Loans	13,546	12,828	4,902
Equity	229	1,492	2,259
Total liabilities and equity	22,772	24,214	22,315
Statement of income
Net sales revenue	4,137	3,758	3,200
Cost of sales	(3,451)	(2,292)	(2,720)
Depreciation and amortization		(870)	(869)
Gross income (loss)	686	1,466	480
General and administrative expenses	(150)	(80)	(82)
Finance income	361	265	258
Finance expenses	(3,521)	(3,476)
Operational income (loss)	(2,624)	(1,825)	(1,456)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(222)	1,812	10
Net income (loss) for the year	(2,846)	(13)	(1,446)
Comprehensive income (loss) for the year
Net income (loss) for the year	(2,846)
Comprehensive income (loss) for the year	(2,846)	(79)	(1,446)
Finance expenses			(2,112)
Baguari Energia [Member]
Assets
Current	83	72	63
Cash and cash equivalents	10	3	10
Non-current	205	218	209
Total assets	288	290	272
Liabilities
Current	25	21	22
Loans
Non-current	24	26	21
Loans
Equity	239	243	229
Total liabilities and equity	288	290	272
Statement of income
Net sales revenue	81	77	73
Cost of sales	(31)	(9)	(30)
Depreciation and amortization	(10)	(11)	(11)
Gross income (loss)	50	68	43
General and administrative expenses			5
Finance income	10	4	2
Finance expenses		(4)	(1)
Operational income (loss)	60	68	49
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(20)	(23)	(17)
Net income (loss) for the year	40	45	32
Comprehensive income (loss) for the year
Net income (loss) for the year	40
Comprehensive income (loss) for the year	40	45	32
Alianca Geracao [Member]
Assets
Current	724	728	805
Cash and cash equivalents	449	378	385
Non-current	3,468	3,364	2,461
Total assets	4,192	4,092	3,266
Liabilities
Current	383	762	503
Loans	136	101	19
Non-current	1,489	1,472	905
Loans	713	700	261
Equity	2,320	1,858	1,858
Total liabilities and equity	4,192	4,092	3,266
Statement of income
Net sales revenue	1,109	1,096	1,042
Cost of sales	(608)	(102)	(580)
Depreciation and amortization	(124)	(157)	(154)
Gross income (loss)	501	994	462
General and administrative expenses	(43)	(44)	(47)
Finance income	61	41	28
Finance expenses	(109)	(233)	(63)
Operational income (loss)	410	758	380
Share of (loss) profit, net, of subsidiaries and joint ventures	11
Income tax and social contribution tax	(139)	(252)	(126)
Net income (loss) for the year	282	506	254
Comprehensive income (loss) for the year
Net income (loss) for the year	282
Comprehensive income (loss) for the year	282	506	254
Usina Hidreletrica Itaocara S A [Member]
Assets
Current	4
Cash and cash equivalents	4
Non-current	11
Total assets	15
Liabilities
Current
Loans
Non-current
Loans
Equity	15
Total liabilities and equity	15
Statement of income
Net sales revenue
Cost of sales
Depreciation and amortization
Gross income (loss)
General and administrative expenses
Finance income
Finance expenses	(7)
Operational income (loss)	(7)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
Net income (loss) for the year	(7)
Comprehensive income (loss) for the year
Net income (loss) for the year	(7)
Comprehensive income (loss) for the year	(7)
U F V Janauba [Member]
Assets
Current	4	1	3
Cash and cash equivalents	3	1	2
Non-current	17	18	19
Total assets	21	19	22
Liabilities
Current	2	2
Loans	2
Non-current	12	12
Loans	11
Equity	7	5	22
Total liabilities and equity	21	19	22
Statement of income
Net sales revenue		5
Cost of sales	5	(2)	3
Depreciation and amortization	(1)	(2)	(1)
Gross income (loss)	5	3	3
General and administrative expenses
Finance income
Finance expenses	(1)	(1)
Operational income (loss)	4	2	3
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(1)	(1)
Net income (loss) for the year	3	1	3
Comprehensive income (loss) for the year
Net income (loss) for the year	3
Comprehensive income (loss) for the year	3	1	3
U F V Corinto [Member]
Assets
Current	2	3	2
Cash and cash equivalents	1	2	1
Non-current	17	17	18
Total assets	19	20	20
Liabilities
Current		1
Loans
Non-current	1		1
Loans
Equity	18	19	19
Total liabilities and equity	19	20	20
Statement of income
Net sales revenue	6	4	3
Cost of sales	(1)
Depreciation and amortization		(1)	(1)
Gross income (loss)	5	4	3
General and administrative expenses		(1)	(1)
Finance income
Finance expenses
Operational income (loss)	5	3	2
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(1)
Net income (loss) for the year	4	3	2
Comprehensive income (loss) for the year
Net income (loss) for the year	4
Comprehensive income (loss) for the year	4	3	2
U F V Manga [Member]
Assets
Current	2	3	1
Cash and cash equivalents	1	2
Non-current	20	20	23
Total assets	22	23	24
Liabilities
Current		1
Loans
Non-current	1		2
Loans
Equity	21	22	22
Total liabilities and equity	22	23	24
Statement of income
Net sales revenue	7	6	3
Cost of sales	(1)
Depreciation and amortization		(1)	(1)
Gross income (loss)	6	6	3
General and administrative expenses		(1)	(2)
Finance income
Finance expenses
Operational income (loss)	6	5	1
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(1)	(1)
Net income (loss) for the year	5	4	1
Comprehensive income (loss) for the year
Net income (loss) for the year	5
Comprehensive income (loss) for the year	5	4	1
U F V Bonfinopolis I I [Member]
Assets
Current	2	2
Cash and cash equivalents	1	2
Non-current	12	12	13
Total assets	14	14	13
Liabilities
Current		1
Loans
Non-current	1
Loans
Equity	13	13	13
Total liabilities and equity	14	14	13
Statement of income
Net sales revenue		3
Cost of sales	(1)
Depreciation and amortization
Gross income (loss)	(1)	3
General and administrative expenses		(1)
Finance income	1
Finance expenses
Operational income (loss)		2
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	3	(1)
Net income (loss) for the year	3	1
Comprehensive income (loss) for the year
Net income (loss) for the year	3
Comprehensive income (loss) for the year	3	1
U F V Lagoa Grande [Member]
Assets
Current	3	3	2
Cash and cash equivalents	1	3	1
Non-current	23	23	24
Total assets	26	26	26
Liabilities
Current
Loans
Non-current	1
Loans
Equity	25	26	26
Total liabilities and equity	26	26	26
Statement of income
Net sales revenue	8	6	2
Cost of sales	(1)
Depreciation and amortization		(1)
Gross income (loss)	7	6	2
General and administrative expenses		(1)	(1)
Finance income
Finance expenses
Operational income (loss)	7	5	1
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(1)	(1)
Net income (loss) for the year	6	4	1
Comprehensive income (loss) for the year
Net income (loss) for the year	6
Comprehensive income (loss) for the year	6	4	1
U F V Lontra [Member]
Assets
Current	4	4
Cash and cash equivalents	2	3
Non-current	27	26	29
Total assets	31	30	29
Liabilities
Current	1	1	1
Loans
Non-current	1		1
Loans
Equity	29	29	27
Total liabilities and equity	31	30	29
Statement of income
Net sales revenue	10	5
Cost of sales	(1)		(1)
Depreciation and amortization		(1)
Gross income (loss)	9	5	(1)
General and administrative expenses		(1)	(1)
Finance income
Finance expenses
Operational income (loss)	9	4	(2)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(1)	(1)
Net income (loss) for the year	8	3	(2)
Comprehensive income (loss) for the year
Net income (loss) for the year	8
Comprehensive income (loss) for the year	8	3	(2)
U F V Olaria 1 [Member]
Assets
Current	1
Cash and cash equivalents	1
Non-current	13
Total assets	14
Liabilities
Current
Loans
Non-current	1
Loans	1
Equity	13
Total liabilities and equity	14
Statement of income
Net sales revenue	2
Cost of sales	(1)
Depreciation and amortization	(1)
Gross income (loss)	1
General and administrative expenses
Finance income
Finance expenses
Operational income (loss)	1
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
Net income (loss) for the year	1
Comprehensive income (loss) for the year
Net income (loss) for the year	1
Comprehensive income (loss) for the year	1
U F V Mato Verde [Member]
Assets
Current	1	1	1
Cash and cash equivalents	1	1
Non-current	11	11	11
Total assets	12	12	12
Liabilities
Current		1
Loans
Non-current
Loans
Equity	12	11	12
Total liabilities and equity	12	12	12
Statement of income
Net sales revenue	4	3
Cost of sales	(1)
Depreciation and amortization
Gross income (loss)	3	3
General and administrative expenses		(1)
Finance income
Finance expenses
Operational income (loss)	3	2
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
Net income (loss) for the year	3	2
Comprehensive income (loss) for the year
Net income (loss) for the year	3
Comprehensive income (loss) for the year	3	2
U F V Mirabela [Member]
Assets
Current	1	1
Cash and cash equivalents		1
Non-current	9	9	9
Total assets	10	10	9
Liabilities
Current		1
Loans
Non-current
Loans
Equity	10	9	9
Total liabilities and equity	10	10	9
Statement of income
Net sales revenue	3	2	1
Cost of sales	(1)
Depreciation and amortization
Gross income (loss)	2	2	1
General and administrative expenses		(1)
Finance income
Finance expenses
Operational income (loss)	2	1	1
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
Net income (loss) for the year	2	1	1
Comprehensive income (loss) for the year
Net income (loss) for the year	2
Comprehensive income (loss) for the year	2	1	1
U F V Porteirinha I [Member]
Assets
Current	1	3	1
Cash and cash equivalents		2
Non-current	11	11	12
Total assets	12	14	13
Liabilities
Current		1
Loans
Non-current	1
Loans	1
Equity	11	13	13
Total liabilities and equity	12	14	13
Statement of income
Net sales revenue	4	2
Cost of sales	(1)
Depreciation and amortization
Gross income (loss)	3	2
General and administrative expenses
Finance income
Finance expenses
Operational income (loss)	3	2
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
Net income (loss) for the year	3	2
Comprehensive income (loss) for the year
Net income (loss) for the year	3
Comprehensive income (loss) for the year	3	2
U F V Porteirinha I I [Member]
Assets
Current	2	1
Cash and cash equivalents	1
Non-current	11	12	12
Total assets	13	13	12
Liabilities
Current		1
Loans
Non-current	1
Loans
Equity	12	12	12
Total liabilities and equity	13	13	12
Statement of income
Net sales revenue	4	3
Cost of sales	(1)
Depreciation and amortization
Gross income (loss)	3	3
General and administrative expenses		(1)	(1)
Finance income
Finance expenses
Operational income (loss)	3	2	(1)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax			1
Net income (loss) for the year	3	2
Comprehensive income (loss) for the year
Net income (loss) for the year	3
Comprehensive income (loss) for the year	3	2
U F V Brasilandia [Member]
Assets
Current	3	3
Cash and cash equivalents	2	2
Non-current	28	27
Total assets	31	30
Liabilities
Current	4	3
Loans
Non-current	1
Loans	3
Equity	26	27
Total liabilities and equity	31	30
Statement of income
Net sales revenue	8	5
Cost of sales	(2)
Depreciation and amortization		(1)
Gross income (loss)	6	5
General and administrative expenses		(1)
Finance income	1
Finance expenses
Operational income (loss)	7	4
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(1)	(1)
Net income (loss) for the year	6	3
Comprehensive income (loss) for the year
Net income (loss) for the year	6
Comprehensive income (loss) for the year	6	3
U F V Apolo 1 [Member]
Assets
Current	1
Cash and cash equivalents
Non-current	8
Total assets	9
Liabilities
Current
Loans
Non-current
Loans
Equity	9
Total liabilities and equity	9
Statement of income
Net sales revenue	2
Cost of sales	(1)
Depreciation and amortization
Gross income (loss)	1
General and administrative expenses
Finance income
Finance expenses
Operational income (loss)	1
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
Net income (loss) for the year	1
Comprehensive income (loss) for the year
Net income (loss) for the year	1
Comprehensive income (loss) for the year	1
U F V Campo Lindo 1 [Member]
Assets
Current	1
Cash and cash equivalents
Non-current	13
Total assets	14
Liabilities
Current
Loans
Non-current	1
Loans	1
Equity	13
Total liabilities and equity	14
Statement of income
Net sales revenue	3
Cost of sales	(1)
Depreciation and amortization	(1)
Gross income (loss)	2
General and administrative expenses
Finance income
Finance expenses
Operational income (loss)	2
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
Net income (loss) for the year	2
Comprehensive income (loss) for the year
Net income (loss) for the year	2
Comprehensive income (loss) for the year	2
U F V Campo Lindo 2 [Member]
Assets
Current	1
Cash and cash equivalents	1
Non-current	13
Total assets	14
Liabilities
Current
Loans
Non-current	1
Loans	1
Equity	13
Total liabilities and equity	14
Statement of income
Net sales revenue	2
Cost of sales	(1)
Depreciation and amortization	(1)
Gross income (loss)	1
General and administrative expenses
Finance income
Finance expenses
Operational income (loss)	1
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
Net income (loss) for the year	1
Comprehensive income (loss) for the year
Net income (loss) for the year	1
Comprehensive income (loss) for the year	R$ 1
Hidreletrica Itaocara S A [Member]
Assets
Current		5	3
Cash and cash equivalents		5	2
Non-current		11	10
Total assets		16	13
Liabilities
Current		58	73
Loans
Non-current
Loans
Equity		(42)	(60)
Total liabilities and equity		16	13
Statement of income
Net sales revenue
Cost of sales		(36)	(13)
Depreciation and amortization
Gross income (loss)		(36)	(13)
General and administrative expenses
Finance income
Finance expenses		(30)	(5)
Operational income (loss)		(66)	(18)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
Net income (loss) for the year		(66)	(18)
Comprehensive income (loss) for the year
Net income (loss) for the year		(66)
Comprehensive income (loss) for the year		(66)	(18)
Equity valuation adjustments
Ativas Data Center [Member]
Assets
Current		42	39
Cash and cash equivalents		16	12
Non-current		96	104
Total assets		138	143
Liabilities
Current		39	39
Loans		24	27
Non-current		19	18
Loans		14	16
Equity		80	86
Total liabilities and equity		138	143
Statement of income
Net sales revenue		90	94
Cost of sales		(85)	(78)
Depreciation and amortization		(10)	(15)
Gross income (loss)		5	16
General and administrative expenses		(7)	(8)
Finance income
Finance expenses		(3)	(3)
Operational income (loss)		(5)	5
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax			(2)
Net income (loss) for the year		(5)	3
Comprehensive income (loss) for the year
Net income (loss) for the year		(5)
Comprehensive income (loss) for the year		(5)	3
Equity valuation adjustments
Axxiom Solucoes Tecnologicas [Member]
Assets
Current		13	20
Cash and cash equivalents		4	3
Non-current		19	21
Total assets		32	41
Liabilities
Current		21	25
Loans		7	7
Non-current		2	7
Loans			1
Equity		9	9
Total liabilities and equity		32	41
Statement of income
Net sales revenue		28	41
Cost of sales		(28)	(38)
Depreciation and amortization		(1)	(2)
Gross income (loss)			3
General and administrative expenses		(4)	(5)
Finance income
Finance expenses		(1)	(1)
Operational income (loss)		(5)	(3)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
Net income (loss) for the year		(5)	(3)
Comprehensive income (loss) for the year
Net income (loss) for the year		(5)
Comprehensive income (loss) for the year		(5)	(3)
Equity valuation adjustments
Renova [Member]
Assets
Current			998
Cash and cash equivalents			29
Non-current			1,299
Total assets			2,297
Liabilities
Current			725
Loans			380
Non-current			2,680
Loans			1,083
Equity			(1,108)
Total liabilities and equity			2,297
Statement of income
Net sales revenue			70
Cost of sales			(46)
Depreciation and amortization			(7)
Gross income (loss)			24
General and administrative expenses			(122)
Finance income
Operational income (loss)			(72)
Share of (loss) profit, net, of subsidiaries and joint ventures			95
Income tax and social contribution tax			(1)
Net income (loss) for the year			22
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year			22
Finance expenses			R$ 26